Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Loss before Income Tax Benefit
The sources of loss before income tax benefit are as follows:

	For the year ended December 31,
(In thousands)	2022	2021
Current:
Federal	$(346,468)	$(225,970)
Foreign	114,149	(116,803)

Total	$(232,319)	$(342,773)

Schedule of Components of Income Tax Benefit
Income tax benefit consisted of the following:

	For the year ended December 31,
(In thousands)	2022	2021
Current:
Federal	$—	$39
State	159	26
Foreign	—	—

Total current expense	159	65

Deferred:
Federal	(7,192)	(1,520)
State	(1,435)	(167)
Foreign	(916)	(815)

Total deferred benefit	(9,543)	(2,502)

Income tax benefit	$(9,384)	$(2,437)

Schedule of Effective Income Tax Rate Reconciliation
Income tax benefit differed from the amount that would be provided by applying the U.S. federal statutory rate due to the following:

	For the year ended December 31, 2022		For the year ended December 31, 2021
(In thousands)	Amount	Tax Rate	Amount	Tax Rate
Income (loss) before income tax	$(232,319)		$(342,773)
Federal statutory income tax	(48,787)	21.00%	(71,982)	21.00%
State income tax, net of federal benefit	(9,324)	4.01%	(147)	0.04%
Foreign differential rate	(357)	0.15%	(138)	0.04%
Goodwill impairment	18,380	(7.91)%	60,952	(17.79)%
Transactions costs	187	(0.08)%	7,523	(2.20)%
Permanently disallowed interest expense	2,544	(1.10)%	1,663	-0.48%
Valuation allowance	51,670	(22.24)%	—	—%
Deconsolidation of subsidiary	(24,766)	10.66%	—	—%
Other	1,069	(0.46)%	(308)	0.10%

Effective income tax rate	$(9,384)	4.04%	$(2,437)	0.71%

Schedule of Deferred Tax Assets and Liabilities	Significant components of our deferred taxes are as follows:

(In thousands)	December 31, 2022	December 31, 2021
Deferred Tax Assets
Accrued expenses	$5,863	$4,877
Transactions costs	88	139
Net operating loss carryforwards	10,208	6,859
Stock compensation	2,109	2,220
Allowance of doubtful accounts	4,097	6,317
Disallowed interest expense	789	447
Unrealized (gain) loss from fair market value adjustment on derivatives	14	(13,635)
Investment in Glocal	40,432	—
Other	865	—

Total deferred tax assets	$64,465	$7,224

Deferred Tax Liabilities
Property, plant and equipment	$(1,169)	$(9,287)
Intangibles	(5,156)	(28,166)
Convertible debt accretion	(7,670)	1,980
Other	—	(32)

Total deferred tax liabilities	(13,995)	(35,505)

Less: Valuation allowance	(51,670)	—

Net deferred tax asset (liability)	$(1,200)	$(28,281)

Schedule of Activity Related to Unrecognized Tax Benefits
The following table summarizes the activity related to our unrecognized tax benefits:

	For the year ended December 31,
	2022	2021
Beginning balance	$1,703	$—
Changes for prior year tax positions	(1,703)	1,703

Ending balance	$—	$1,703